Employees benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
F A F [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 240,517
2025	239,946
2026	239,731
2027	240,288
2028	239,854
2029 to 2033	R$ 1,223,676
Weighted average duration - in years	10 years 11 months 12 days
Plan I I [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 1,954
2025	1,935
2026	1,914
2027	1,888
2028	1,859
2029 to 2033	R$ 8,698
Weighted average duration - in years	8 years 10 months 17 days